Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Miscellaneous current assets [abstract]
Summary of Prepaid Expenses and Other Current Assets

A summary of the Group’s prepaid expenses and other current assets as of December 31, 2024 and 2023 is outlined below:

	December 31,
	2024	2023
(in USD and thousands)
Air	$202,837	$161,992
Operating, product and administration costs	59,198	57,181
Commissions	49,371	39,766
Credit card fees	39,985	32,531
Debt transaction costs	14,419	12,332
Advertising	10,623	10,470
Cash deposits	10,456	20,498
Restricted cash	—	75,786
Other	9,487	16,646
Total	$396,376	$427,202